Share capital:	12 Months Ended
Dec. 31, 2012
Share capital:
Share capital:

17.       Share capital:

On November 15, 2010, the Company issued 6,957,500 common shares at a price of $17.50 per share.  Gross proceeds totaled $121,756 and the Company incurred share issue costs of $6,069.

On July 1, 2011, the Company issued 881,860 common shares at a price of $25.06 per share as part of the consideration paid to acquire Emer (note 4(a)).

On October 11, 2011, the Company issued 33,161 common shares at a price of $28.74 per share as part of the consideration paid to acquire AFV (note 4(b)).

On February 27, 2012, the Company issued 6,325,000 common shares at a price of $43.25 per share. Gross proceeds totaled $273,556 and the Company incurred share issuance costs of $8,126.

During the twelve months ended December 31, 2012, the Company issued 513,490 common shares, net of cancellations, upon exercises of stock options and share units (nine months ended December 31, 2011 — 568,276 common shares; twelve months ended March 31, 2011 — 662,108 common shares).  The Company issues new shares to satisfy stock option and share unit exercises.